Provisions (Tables)	12 Months Ended
Dec. 31, 2018
Provisions [Abstract]
Summary of Changes in Groups Provisions

	Legal contingencies	Other	Total
	(in € millions)
Carrying amount at January 1, 2017	49	12	61
Charged/(credited) to the consolidated statement of operations:
Additional provisions	60	7	67
Reversal of unutilized amounts	—	(1)	(1)
Exchange differences	(11)	—	(11)
Utilized	(45)	(6)	(51)
Carrying amount at December 31, 2017	53	12	65
Charged/(credited) to the consolidated statement of operations:
Additional provisions	—	7	7
Exchange differences	3	—	3
Utilized	(17)	(8)	(25)
Carrying amount at December 31, 2018	39	11	50
As at December 31, 2017:
Current portion	53	6	59
Non-current portion	—	6	6
As at December 31, 2018:
Current portion	39	3	42
Non-current portion	—	8	8